Events Occurring After the Reporting Date	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Events Occurring After the Reporting Date

17. Events Occurring After the Reporting Date

The consolidated financial statements were authorized for issue by the board of directors.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued, and determined that the following subsequent events required disclosure in the accompanying consolidated financial statements.

High Trail Financing Agreement

On May 27, 2026, SPAC, PubCo and High Trail Capital LP (“HTC”) executed a Securities Purchase Agreement in respect of a private placement of a senior secured note in the principal amount of $27,500,000 (the “Note”) and a four-year warrant for an aggregate exercise price of $27.5 million, with an initial exercise price of $11.50 per share (with customary anti-dilution protections) (the “HTC Financing”). The closing of the HTC Financing occurred on June 15, 2026. The term of the Note is 15 months, amortizing monthly beginning six months after the closing of the HTC Financing. At PubCo’s sole option and subject to customary conditions, any amortization payment may be made in cash, in registered-for-resale shares of common stock, or a combination thereof. The Note is a senior secured obligation of PubCo, secured by all PubCo assets and ranking senior to all other PubCo obligations. Funding occurred concurrently with the closing of the HTC Financing.

LPC Purchase Agreement

On May 27, 2026, Voyager, PubCo and Lincoln Park Capital Fund, LLC (“Lincoln Park”) entered into a purchase agreement (the “LPC Purchase Agreement”) and a related registration rights agreement (together, the “LPC Agreements”), pursuant to which Lincoln Park committed to purchase, at PubCo’s sole direction from time to time over a 24-month period, up to an aggregate of $50,000,000 of PubCo Ordinary Shares at market-based purchase prices, subject to certain conditions and limitations, including a 4.99% beneficial ownership cap (increasable to 9.99% upon 61 days’ prior written notice) (the “LPC Financing”). As consideration for Lincoln Park’s commitment, PubCo shall issue to Lincoln Park $750,000 of PubCo Ordinary Shares (the “Commitment Shares”), subject to the occurrence of the Merger Closing. PubCo has the right to terminate the LPC Purchase Agreement at any time after the commencement date with one business day’s prior written notice to Lincoln Park, at no cost or penalty.

CF&CO Fee Modification Agreement

On May 27, 2026, Voyager, PubCo and Cantor Fitzgerald & Co. (“CF&CO”) executed a Fee Modification Agreement (the “Fee Modification Agreement”), pursuant to which the parties agreed to modify the payment terms of the $12,045,000 deferred underwriting commission (the “Original Deferred Fee”) owed to CF&CO under the Underwriting Agreement dated August 8, 2024 (the “CF&CO Fee Modification”). Under the Fee Modification Agreement, the Original Deferred Fee was replaced with a modified deferred fee consisting of (i) a cash fee of $1,000,000 ($500,000 payable at the Closing and $500,000 payable on or prior to the one-year anniversary of the Closing) and (ii) $7,000,000 in shares of PubCo common stock (the “CF&CO Fee Shares”), payable in two tranches ($2,300,000 no later than 30 days following the Closing and $4,700,000 no later than 90 days following the Closing), with the number of CF&CO Fee Shares determined based on the greater of $10.00 per share and the five-day VWAP preceding the applicable registration statement filing date. The CF&CO Fee Shares are subject to a lock-up period ending on the earlier of 12 months after the Closing or the consummation of a subsequent transaction resulting in a liquidity event for stockholders. In the event of a default by PubCo under the Fee Modification Agreement, CF&CO may elect to receive the entire Original Deferred Fee in cash, less amounts previously paid or the fair market value of any freely tradeable CF&CO Fee Shares previously received.